Related Parties - Summary of Shares granted (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Balance of number of shares granted | shares	4,415,294
Total grant costs, including taxes	R$ 118,364
Accumulated recognized grant costs	(50,603)
Accumulated unrecognized grant costs	R$ 67,761
Management
Disclosure of transactions between related parties [line items]
Balance of number of shares granted | shares	133,332
Total grant costs, including taxes	R$ 34,581
Accumulated recognized grant costs	(33,996)
Accumulated unrecognized grant costs	R$ 585
Deferred stock plan [member] | Grant Date March 4 2016 [member] | Management
Disclosure of transactions between related parties [line items]
Grant date	March 4, 2016
Balance of number of shares granted | shares	133,332
Vesting period	2022 to 2023
Market price of shares on the grant date | R$ / shares	R$ 32.72
Total grant costs, including taxes	R$ 9,025
Accumulated recognized grant costs	(8,440)
Accumulated unrecognized grant costs	R$ 585
Deferred stock plan [member] | Grant Date December 10 2014 [member] | Management
Disclosure of transactions between related parties [line items]
Grant date	December 10, 2014
Balance of number of shares granted | shares	0
Vesting period	2021
Market price of shares on the grant date | R$ / shares	R$ 25.32
Total grant costs, including taxes	R$ 19,557
Accumulated recognized grant costs	(19,557)
Accumulated unrecognized grant costs	R$ 0
Deferred stock plan [member] | Grant Date March 5 2014 [member] | Management
Disclosure of transactions between related parties [line items]
Grant date	March 5, 2014
Balance of number of shares granted | shares	0
Vesting period	2021
Market price of shares on the grant date | R$ / shares	R$ 26.08
Total grant costs, including taxes	R$ 5,999
Accumulated recognized grant costs	(5,999)
Accumulated unrecognized grant costs	R$ 0